Convertible Bonds - Accounting Convertible Bonds (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2020 USD ($) D $ / shares	Sep. 30, 2020 USD ($) $ / shares	Dec. 31, 2022 USD ($) D $ / shares shares	Dec. 31, 2022 CNY (¥) D ¥ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Apr. 30, 2020 shares	Sep. 30, 2019 USD ($)
Convertible Bonds
Ordinary shares, par value | $ / shares			$ 0.000005
Interest expense			$ 183,958	¥ 1,268,792
Basic earnings per share | (per share)			$ 0.04	¥ 0.25
Diluted earnings per share | (per share)			$ 0.02	¥ 0.17
2024 Convertible Bonds
Convertible Bonds
Principal amount			$ 226,252						$ 1,000,000
Coupon Rate									0.00%
Debt instrument purchasers over-allotment option									$ 125,000
Principal amount per conversion rate		$ 1,000
Initial conversion rate (ADS per US$1,000 principal amount)		23.4680
Initial conversion price (per ADS) | $ / shares		$ 42.61
Effective interest rate			0.53%			0.53%
Gross proceeds from the issuance of the Notes			$ 1,000,000
Debt issuance costs			$ 15,680
Principal amount of the liability							$ 656,771
Principal amount over a remaining period			11 months 1 day	11 months 1 day
Ordinary shares, issued | shares			62,732,708			62,732,708
Converted value			$ 431,757
2024 Convertible Bonds | Redemption one
Convertible Bonds
Ordinary shares, par value | $ / shares			$ 0.000005
Trading days | D			20	20
Consecutive trading day | D			30	30
Percentage of conversion price			130.00%	130.00%
2024 Convertible Bonds | Redemption two
Convertible Bonds
Principal amount			$ 1,000
Trading days | D			5	5
Consecutive trading day | D			10	10
Percentage of conversion price			98.00%	98.00%
2025 Convertible Bonds
Convertible Bonds
Principal amount	$ 2,000,000
Coupon Rate	0.00%
Debt instrument purchasers over-allotment option	$ 250,000
Principal amount per conversion rate	$ 1,000
Initial conversion rate (ADS per US$1,000 principal amount)	5.2459
Initial conversion price (per ADS) | $ / shares	$ 190.63
Effective interest rate			0.34%			0.34%
Gross proceeds from the issuance of the Notes			$ 2,000,000
Debt issuance costs			$ 20,607
2025 Convertible Bonds | Redemption one
Convertible Bonds
Ordinary shares, par value | $ / shares	$ 0.000005
Trading days | D	20		20	20
Consecutive trading day | D	30		30	30
Percentage of conversion price	130.00%		130.00%	130.00%
2025 Convertible Bonds | Redemption two
Convertible Bonds
Principal amount	$ 1,000
Trading days | D	5
Consecutive trading day | D	10
Percentage of conversion price	98.00%
Accounting for Convertible Bonds
Convertible Bonds
Principal amount of the liability			$ 2,226,252				2,226,253
Unamortized debt discount			6,239				$ 377,216
Net carrying amount of the liability | ¥						¥ 11,788,907
Carrying amount of the equity component | ¥						¥ 15,461,506
Amortization of the discount			$ 7,489	¥ 51,655	¥ 1,221,846
Class A ordinary shares
Convertible Bonds
Ordinary shares, par value | $ / shares			$ 0.000005				$ 0.000005
Ordinary shares, issued | shares			5,278,348,396			5,278,348,396	5,057,542,676	135,426,300